Results of operation - Cost of goods sold (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Results of operation
Purchases of goods and services	€ 316	€ 539	€ 858	€ 783
Inventory movement	103	(205)	(264)	(160)
Total cost of goods sold	€ 419	€ 334	€ 594	€ 623